Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of Maturity of Wholesale Funding [Line Items]
Unsecured Debt Issued	95.00%